PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 211,790	$ 213,683
Aggregate investment grants received	285,000	285,000
Depreciation expense	$ 14,037	$ 13,421